Acquisitions and Divestitures - Additional Information (Details) (USD $)	12 Months Ended	3 Months Ended								4 Months Ended	8 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Aug. 23, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Feb. 01, 2013
Business Acquisition [Line Items]
Date of acquisition agreement	Aug. 30, 2012
Date of incorporation	Aug. 24, 2012
Successor [Member]
Business Acquisition [Line Items]
Goodwill expected tax deductible amount	708,000,000	$ 708,000,000
Total revenue	4,391,500,000	1,087,000,000	1,115,800,000	1,134,300,000	1,054,400,000	1,106,700,000	1,082,800,000	1,122,200,000	675,100,000	0	0	3,986,800,000
Costs and expenses											0
Merger and acquisition related expenses	0									29,000,000		28,100,000	29,000,000
Successor [Member] | Performance Coatings [Member]
Business Acquisition [Line Items]
Proceeds from divestiture of businesses	17,500,000
Successor [Member] | Performance Coatings [Member] | Other Nonoperating Income (Expense) [Member]
Business Acquisition [Line Items]
Gain (loss) from disposal of discontinued operation, before income tax	1,200,000
Gain (loss) on disposal of discontinued operation, net of tax	700,000
Du Pont [Member] | Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Recognized identifiable assets acquired, goodwill, and liabilities assumed, net															4,925,900,000
Du Pont [Member] | Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Recognized identifiable assets acquired, goodwill, and liabilities assumed, net															(18,600,000)
Du Pont [Member] | Scenario, Actual [Member]
Business Acquisition [Line Items]
Recognized identifiable assets acquired, goodwill, and liabilities assumed, net															4,907,300,000
Du Pont [Member] | Successor [Member]
Business Acquisition [Line Items]
Merger and acquisition related expenses										29,000,000
Debt issuance cost														4,600,000
Cost of acquired entity transaction and debt financing costs														33,600,000
Pro forma net loss												87,100,000	270,100,000
Du Pont [Member] | Successor [Member] | Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Pro forma net loss												53,100,000
Du Pont [Member] | Successor [Member] | Acquisition-related Costs, Net of Tax [Member]
Business Acquisition [Line Items]
Pro forma net loss												43,500,000
Du Pont [Member] | Successor [Member] | Nonrecurring Costs [Member]
Business Acquisition [Line Items]
Pro forma net loss												123,100,000
Du Pont [Member] | Successor [Member] | Nonrecurring Costs, Net of Tax [Member]
Business Acquisition [Line Items]
Pro forma net loss												88,600,000
Du Pont [Member] | Successor [Member] | Fair Value Adjustment to Inventory [Member]
Business Acquisition [Line Items]
Pro forma net loss												$ 103,700,000